Segment Information (Details) - Schedule of Revenue from Major Customers - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer 1
Segment Information (Details) - Schedule of Revenue from Major Customers [Line Items]
Revenue	¥ 28,302	¥ 60,226	¥ 22,146
Customer 2
Segment Information (Details) - Schedule of Revenue from Major Customers [Line Items]
Revenue	¥ 25,396	¥ 46,358	¥ 18,868